ASSETS HELD FOR SALE AND INSURANCE PROCEEDS	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
ASSETS HELD FOR SALE AND INSURANCE PROCEEDS
ASSETS HELD FOR SALE AND INSURANCE PROCEEDS

In 2012, our former paper mill in Sartell, Minnesota, was damaged by a fire and explosion.  After a comprehensive assessment of the damage resulting from the fire and explosion, we announced the decision to permanently close the mill, and recorded non-cash impairment charges of $77.4 million as reflected in operating activities on our consolidated statement of cash flows for the year ended December 31, 2012.

Also in 2012, we reached a final settlement agreement with our insurance provider for property and business losses resulting from the fire and explosion and recorded insurance proceeds in excess of fire related costs and property damages incurred of $60.6 million, which were recorded in Other operating income on our consolidated statement of operations for the year ended December 31, 2012.  In addition, $51.0 million of proceeds attributable to property, plant, and equipment were reflected in investing activities on our consolidated statement of cash flows for the year ended December 31, 2012. At the close of 2012, management entered into a formal plan to sell the assets of the Sartell mill as well as Verso Fiber Farm, LLC, or, “Fiber Farm,” which was created to supply fiber to the Sartell mill.

On February 28, 2013, we closed the sale of substantially all of the assets of Fiber Farm, and the related gain on sale is reflected in Other operating income in the accompanying consolidated statements of operations for the year ended December 31, 2013. In addition, the sale of substantially all of the assets at our Sartell mill closed on March 8, 2013 and the related gain is included in Other operating income in the accompanying consolidated statements of operations for the year ended December 31, 2013.

Assets and liabilities held for sale at December 31, 2013 and 2012, respectively, were comprised of the following:

	December 31,	December 31,
(Dollars in thousands)	2013	2012
Property, plant, and equipment, net (1)	$—	$12,124
Reforestation (1)	50	12,743
Assets held for sale	$50	$24,867
Asset retirement obligations	$—	$176
Liabilities related to assets held for sale	$—	$176

(1) Recorded at carrying value as the expected proceeds less costs to sell exceed carrying value.